COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Annual minimum future rental commitments under these leases, at exchange rates in effect on December 31, 2013, are approximately as follows:
2014	$688
2015	179
2016	82

$949